UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 14, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Total Value: $ 171,007 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 5,390   2,438,912    SH    SOLE  N/A   1,798,512  N/A    640,400
Cameco Corp                  Common     13321L108   $ 5,838     340,000    SH    SOLE  N/A     340,000  N/A        -
Cia Saneamento Basico        ADR        20441A102   $ 3,422     160,270    SH    SOLE  N/A      83,100  N/A     77,170
Compugen Ltd                 Common     M25722105   $   153     231,559    SH    SOLE  N/A     133,000  N/A     98,559
Cooper Tire & Rubber         Common     216831107   $ 2,158     534,200    SH    SOLE  N/A     519,000  N/A     15,200
Durect Corporation           Common     266605104   $14,490   6,497,770    SH    SOLE  N/A   5,032,000  N/A  1,465,770
Endocare Inc                 Common     29264P203   $   -       177,280    SH    SOLE  N/A     176,843  N/A        437
Focus Media Holding          ADR        34415V109   $ 2,763     406,300    SH    SOLE  N/A     350,500  N/A     55,800
General Cable Corp           Common     369300108   $11,970     603,945    SH    SOLE  N/A     488,200  N/A    115,745
General Electric Co          Common     369604103   $ 4,740     468,820    SH    SOLE  N/A     365,000  N/A    103,820
Gerber Scientific Inc        Common     373730100   $ 4,959   2,075,100    SH    SOLE  N/A   1,588,000  N/A    487,100
Helix Energy Solutions Grp   Common     42330P107   $   134      26,100    SH    SOLE  N/A       3,000  N/A     23,100
Heska Corp                   Common     42805E108   $ 1,920   7,902,200    SH    SOLE  N/A   5,439,700  N/A  2,462,500
Home Depot Inc               Common     437076102   $ 3,581     152,000    SH    SOLE  N/A     150,000  N/A      2,000
Horsehead Holding Corp       Common     440694305   $ 5,915   1,075,400    SH    SOLE  N/A     984,000  N/A     91,400
Inovio Biomedical Corp       Common     45773H102   $   197     504,200    SH    SOLE  N/A     415,800  N/A     88,400
Libbey Inc                   Common     529898108   $ 1,908   2,074,230    SH    SOLE  N/A   1,499,000  N/A    575,230
Matrix Service Co            Common     576853105   $ 7,419     902,596    SH    SOLE  N/A     770,696  N/A    131,900
Mcdermott Intl Inc           Common     580037109   $13,111     979,150    SH    SOLE  N/A     801,950  N/A    177,200
Myr Group Inc                Common     55405W104   $10,591     694,475    SH    SOLE  N/A     611,575  N/A     82,900
Owens Illinois Inc           Common     690768403   $ 6,162     426,750    SH    SOLE  N/A     336,900  N/A     89,850
Penford Corp                 Common     707051108   $   872     240,250    SH    SOLE  N/A     231,400  N/A      8,850
Petroleo Brasileiro Sa       ADR        71654V101   $11,380     464,500    SH    SOLE  N/A     390,200  N/A     74,300
Potash Corp                  Common     73755L107   $ 7,807      96,605    SH    SOLE  N/A      78,600  N/A     18,005
Precision Castparts Corp     Common     740189105   $ 6,319     105,500    SH    SOLE  N/A      91,100  N/A     14,400
Providence Service Corp      Common     743815102   $ 7,393   1,074,535    SH    SOLE  N/A     824,388  N/A    250,147
Quixote Corp                 Common     749056107   $   694     200,000    SH    SOLE  N/A     200,000  N/A        -
Ruby Tuesday Inc             Common     781182100   $ 2,895     991,500    SH    SOLE  N/A     960,000  N/A     31,500
Safeguard Scientifics Inc    Common     786449108   $ 1,279   2,326,000    SH    SOLE  N/A   2,300,000  N/A     26,000
Stealthgas Inc               Common     Y81669106   $ 6,153   1,208,893    SH    SOLE  N/A   1,005,453  N/A    203,440
Telekomunik Indonesia        ADR        715684106   $13,359     519,800    SH    SOLE  N/A     418,200  N/A    101,600
Telekomunik Indonesia        ADR        715684106   $   334      13,000    SH    SOLE  N/A         -    N/A     13,000
Tier Technologies Inc        Common     88650Q100   $ 1,968     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 3,471   7,385,230    SH    SOLE  N/A   5,004,600  N/A  2,380,630
Wal-Mart Stores Inc          Common     931142103   $   261       5,000    SH    SOLE  N/A         -    N/A      5,000